RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions
Balances and transactions with related parties were as follows:

1.          Balances with related parties:

	December 31,
	2018	2017

Other accounts receivable and prepaid expenses (Note 3)	$-	$7

Other accounts payable and accrued expenses (Note 5)	$10	$12

Other accounts payable and accrued expenses (Note 5) (*)	$-	$62

(*) The Company recorded in 2017 a compensation provision for two of the Company's officers who terminated their employment during 2017, were paid in 2018.

2.          Transactions with related parties:

	Year ended December 31,
	2018	2017	2016

Revenues derived from a related party	$-	$-	$14

Amounts charged by related parties:

Cost of revenues	$37	$33	$36
Operating expenses	148	197	142

	$185	$230	$178